FAIR VALUE OF ASSETS AND LIABILITIES - Fair value hierarchy of those assets classified by type (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	$ 329,258	$ 375,395
Non-recurring fair value measurement [member] | Non-current assets held for sale [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	124,395	121,684
Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	4,799	5,556
Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	112,789	92,052
Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	6,807	24,076
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	124,395	121,684
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	4,799	5,556
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	112,789	92,052
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	$ 6,807	$ 24,076